Loss Per Share	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
LOSS PER SHARE

20. LOSS PER SHARE

Basic and diluted earnings per share for the years presented were calculated as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Numerator:
Net loss	(56,362)	(80,478)	(11,449)
Less: net loss attributable to noncontrolling interest	(8,440)	(11,758)	(1,673)
Net loss attributable to the Company’s shareholders	(47,922)	(68,720)	(9,776)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted earnings per share	2,854,594	4,567,460	4,567,460

Basic and diluted earnings per share:	(16.79)	(15.05)	(2.14)